Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable
	At December 31,
	2025	2024
Accounts receivable from third parties	$2,210,991	$2,280,447
Accounts receivable from related parties	5,282	19,772
Less: Allowance for credit losses	(663,748)	(540,626)
	$1,552,525	$1,759,593